Long-Term Debt, Annual Principal Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jul. 03, 2023	Dec. 31, 2022	Jan. 12, 2022
Long-Term Debt [Abstract]
Minimum liquidity deposits	$ 6,700,000			$ 6,600,000
Retention deposits	1,700,000			1,700,000
Annual Principal Payments [Abstract]
2024	31,685,399
2025	27,776,401
2026	13,624,400
2027	40,051,100
2028	4,200,000
Total long-term debt	117,337,300			140,468,500
Interest incurred on long-term debt	5,300,000	$ 2,600,000
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	11,000,000			11,000,000
Annual Principal Payments [Abstract]
Total long-term debt	5,400,000			6,200,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	18,000,000
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	15,290,000		$ 15,290,000	15,290,000
Dry-dock reserve accounts	1,400,000			900,000
Annual Principal Payments [Abstract]
Total long-term debt	11,051,000			11,993,000
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	40,750,000		$ 40,750,000	40,750,000
Dry-dock reserve accounts	1,400,000			900,000
Retention deposits	1,700,000			1,700,000
Annual Principal Payments [Abstract]
Total long-term debt	32,672,000			34,980,000
$55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	55,000,000			55,000,000	$ 55,000,000
Dry-dock reserve accounts	1,400,000			900,000
Annual Principal Payments [Abstract]
Total long-term debt	$ 37,325,000			$ 44,395,000
Long-Term Debt (Including Related Party Debt) [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	8.30%	3.90%